Document And Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document Information [Line Items]
Entity Registrant Name	Aptose Biosciences Inc.
Entity Central Index Key	0000882361
Trading Symbol	apto
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Common Stock, Shares Outstanding (in shares)	34,410,991
Document Type	8-K
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Amendment Flag	false
Entity Ex Transition Period	true